22. STOCK OPTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 22. STOCK OPTIONS

The Company’s 2006 Stock Option and Incentive Plan (the “Stock Plan”) was adopted by the Company’s board in October 2006. In September 2007, the Stock Plan, by consent of George J. Coates, majority shareholder, was adopted by our shareholders. The Stock Plan provides for the grant of stock-based awards to employees, officers and directors of, and consultants or advisors to, the Company and its subsidiaries, if any. Under the Stock Plan, the Company may grant options that are intended to qualify as incentive stock options (“incentive stock options”) within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), options not intended to qualify as incentive stock options (“non-statutory options”), restricted stock and other stock-based awards. Incentive stock options may be granted only to employees of the Company. A total of 12,500,000 shares of common stock may be issued upon the exercise of options or other awards granted under the Stock Plan. The maximum number of shares with respect to which awards may be granted during any one year to any employee under the Stock Plan shall not exceed 25% of the 12,500,000 shares of common stock covered by the Stock Plan.

The Stock Plan is administered by the board and the Compensation Committee. Subject to the provisions of the Stock Plan, the board and the Compensation Committee each has the authority to select the persons to whom awards are granted and determine the terms of each award, including the number of shares of common stock subject to the award. Payment of the exercise price of an award may be made in cash, in a “cashless exercise” through a broker, or if the applicable stock option agreement permits, shares of common stock or by any other method approved by the board or Compensation Committee. Unless otherwise permitted by the Company, awards are not assignable or transferable except by will or the laws of descent and distribution.

Upon the consummation of an acquisition of the business of the Company, by merger or otherwise, the board shall, as to outstanding awards (on the same basis or on different bases as the board shall specify), make appropriate provision for the continuation of such awards by the Company or the assumption of such awards by the surviving or acquiring entity and by substituting on an equitable basis for the shares then subject to such awards either (a) the consideration payable with respect to the outstanding shares of common stock in connection with the acquisition, (b) shares of stock of the surviving or acquiring corporation, or (c) such other securities or other consideration as the board deems appropriate, the fair market value of which (as determined by the board in its sole discretion) shall not materially differ from the fair market value of the shares of common stock subject to such awards immediately preceding the acquisition. In addition to, or in lieu of the foregoing, with respect to outstanding stock options, the board may, on the same basis or on different bases as the board shall specify, upon written notice to the affected optionees, provide that one or more options then outstanding must be exercised, in whole or in part, within a specified number of days of the date of such notice, at the end of which period such options shall terminate, or provide that one or more options then outstanding, in whole or in part, shall be terminated in exchange for a cash payment equal to the excess of the fair market value (as determined by the board in its sole discretion) for the shares subject to such stock options over the exercise price thereof. Unless otherwise determined by the board (on the same basis or on different bases as the board shall specify), any repurchase rights or other rights of the Company that relate to a stock option or other award shall continue to apply to consideration, including cash, that has been substituted, assumed or amended for a stock option or other award pursuant to these provisions. The Company may hold in escrow all or any portion of any such consideration in order to effectuate any continuing restrictions.

The board may at any time provide that any stock options shall become immediately exercisable in full or in part, that any restricted stock awards shall be free of some or all restrictions, or that any other stock-based awards may become exercisable in full or in part or free of some or all restrictions or conditions, or otherwise realizable in full or in part, as the case may be.

The board or Compensation Committee may, in its sole discretion, amend, modify or terminate any award granted or made under the Stock Plan, so long as such amendment, modification or termination would not materially and adversely affect the participant.

In June 2012, options to purchase 1,815,000, 3,125,000 and 667,000 shares of the Company’s common stock at an exercise price of $0.06 per share were granted to George J. Coates, Dr. Richard W. Evans and Dr. Frank J. Adipietro, respectively. These options become fully vested June 2013 and expire June 2027.

In August 2011, options to purchase 1,800,000 shares of the Company’s common stock at an exercise price of $0.24 per share were granted to Gregory Coates, director and son of George J. Coates. These options became vested in August 2012 and expire in August 2026.

In July 2011, options to purchase 1,800,000 shares of the Company’s common stock at an exercise price of $0.25 per share were granted to George J. Coates. These options became vested in July 2012 and expire in July 2026.

In February 2011, options to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.25 per share were granted to Dr. Richard W. Evans. These options became vested in February 2012 and expire in February 2026.

The estimated fair value of stock options granted during the years ended December 31, 2012 and 2011 was $358,000 and $917,000, respectively. The estimated fair value of 3,800,000 and 385,000 stock options which vested during the years ended December 31, 2012 and 2011 was $917,000 and $75,000, respectively. The estimated fair value of 3,800,000 nonvested stock options at December 31, 2012 was $358,000. Total compensation cost related to nonvested stock options at December 31, 2012 that has not been recognized was $179,000. This non-cash compensation expense will be recognized in the future over a remaining weighted average period of approximately 6 months.

For the years ended December 31, 2012 and 2011, the Company recorded non-cash stock-based compensation expense amounting to $714,000 and $432,000, respectively, relating to stock option grants. For the years ended December 31, 2012 and 2011, $229,000 and $144,000, respectively, of this amount was allocated to research and development expenses, $-0- and $3,000, respectively, of this amount was allocated to inventory and $485,000 and $285,000, respectively, of this amount is included in general and administrative expenses in the accompanying consolidated statements of operations.

A summary of the activity in the Company’s Stock Option Plan is as follows:

	Exercise Price Per Share	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Exercise Price	Weighted Average Fair Value Per Stock Option at Date of Grant
Balance, 1/1/11	$0.44	2,290,000	12	1,905,000	0.44	0.36
Stock options granted	0.24	1,800,000	15	-	0.24	0.24
Stock options granted	0.25	2,000,000	15	-	0.25	0.24
Vested	0.40 - 0.44	-	11	285,000	0.40	0.22
Balance, 12/31/11	0.25 -1.00	6,090,000	12	2,290,000	0.32	0.28
Stock options granted	0.06	5,607,000	15	-	0.06	0.06
Vested	0.24	-	14	1,800,000	0.24	0.24
Vested	0.25	-	14	2,000,000	0.25	0.24
Balance, 12/31/12	0.06 – 1.00	11,697,000	14	6,090,000	0.19	0.18

The weighted average fair value of the Company's stock options was estimated using the Black-Scholes option pricing model which requires highly subjective assumptions including the expected stock price volatility. These assumptions were as follows:

●	Historical stock price volatility	139% - 180%
●	Risk-free interest rate	0.21%-4.64%
●	Expected life (in years)	4
●	Dividend yield	0.00

The valuation assumptions were determined as follows:

●	Historical stock price volatility: The Company utilized the volatility in the trading of its common stock computed for the 12 months of trading immediately preceding the date of grant for options granted in 2012 and 2011. Prior to 2011, the Company obtained the volatility factor of other publicly traded engine manufacturers that were also in the research and development stage.
●	Risk-free interest rate: The Company bases the risk-free interest rate on the interest rate payable on U.S. Treasury securities in effect at the time of the grant for a period that is commensurate with the assumed expected option life.
●	Expected life: The expected life of the options represents the period of time options are expected to be outstanding. The Company has very limited historical data on which to base this estimate. Accordingly, the Company estimated the expected life based on its assumption that the executives will be subject to frequent black out periods during the time that the stock options will be exercisable and based on the Company’s expectation that it will complete its research and development phase and commence its initial production phase. The vesting period of these options was also considered in the determination of the expected life of each stock option grant.
●	No expected dividends.

The following table sets forth information with respect to stock options outstanding at December 31, 2012:

Name	Title	Number of Shares of Common Stock Underlying Stock Options	Exercise Price per Share	Option Expiration Date

George J. Coates	Chairman, Chief Executive Officer and President	1,000,000(1) 50,000(1) 275,000(1) 1,800,000(1) 1,815,000(2)	$0.44 0.43 0.40 0.25 0.06	10/23/2021 11/4/2024 11/17/2025 7/25/2026 6/24/27
Gregory Coates	Director and President, Technology Division	500,000(1) 1,800,000(1)	0.44 0.24	10/23/2021 8/8/2026
Barry C. Kaye	Director, Treasurer and Chief Financial Officer	125,000(1)	0.44	10/18/2021
Dr. Frank J. Adipietro	Non-employee Director	25,000(1) 50,000(1) 85,000(1) 667,000(2)	0.44 0.43 0.40 0.06	3/28/2022 11/3/2024 11/17/2025 6/24/27
Richard W. Evans	Non-employee Director and Secretary	25,000(1) 50,000(1) 200,000(1) 3,125 000(2)	0.44 0.39 0.25 0.06	3/28/2022 12/27/2024 2/15/26 6/20/27
Dr. Michael J. Suchar	Non-employee Director	25,000(1)	0.44	3/28/2022
Richard Whitworth	Non-employee Director	25,000(1)	0.44	3/28/2022
William Wolf. Esq.	Outside General Counsel	25,000(1)	0.44	4/4/2022
Company Supplier	Company Supplier	30,000(1)	1.00	10/7/2015

(1) These stock options are fully vested.

(2) These options will fully vest in June 2013.